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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                       Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Core Equity Fund

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 97.8%

 Energy - 9.7%

 Oil & Gas Equipment & Services - 3.1%

 113,660

 FMC Technologies, Inc. *

 $

 6,299,037

 381,337

 Halliburton Co.

 18,361,377

 264,362

 Schlumberger, Ltd.

 23,359,026

 $

 48,019,440

 Integrated Oil & Gas - 3.2%

 228,690

 Chevron Corp.

 $

 27,785,835

 222,545

 Occidental Petroleum Corp.

 20,816,859

 $

 48,602,694

 Oil & Gas Exploration & Production - 3.4%

 222,900

 Apache Corp.

 $

 18,977,706

 96,300

 EOG Resources, Inc.

 16,301,664

 468,454

 Marathon Oil Corp.

 16,339,676

 $

 51,619,046

 Total Energy

 $

 148,241,180

 Materials - 3.5%

 Commodity Chemicals - 1.0%

 217,100

 LyondellBasell Industries NV

 $

 15,898,233

 Fertilizers & Agricultural Chemicals - 1.2%

 176,320

 Monsanto Co.

 $

 18,402,518

 Specialty Chemicals - 1.3%

 196,475

 Ecolab, Inc.

 $

 19,403,871

 Total Materials

 $

 53,704,622

 Capital Goods - 7.8%

 Aerospace & Defense - 2.5%

 257,970

 Raytheon Co.

 $

 19,881,748

 175,771

 United Technologies Corp.

 18,951,629

 $

 38,833,377

 Industrial Conglomerates - 3.4%

 232,738

 3M Co.

 $

 27,791,245

 1,035,800

 General Electric Co.

 24,745,262

 $

 52,536,507

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 98,153

 Cummins, Inc.

 $

 13,041,589

 Industrial Machinery - 1.0%

 238,734

 Ingersoll-Rand Plc

 $

 15,503,386

 Total Capital Goods

 $

 119,914,859

 Transportation - 1.7%

 Air Freight & Logistics - 0.8%

 110,210

 FedEx Corp.

 $

 12,576,063

 Railroads - 0.9%

 90,302

 Union Pacific Corp.

 $

 14,027,513

 Total Transportation

 $

 26,603,576

 Consumer Services - 2.0%

 Hotels, Resorts & Cruise Lines - 0.6%

 212,526

 Marriott International, Inc.

 $

 8,938,844

 Restaurants - 1.4%

 20,519

 Chipotle Mexican Grill, Inc. *

 $

 8,796,495

 174,045

 Starbucks Corp.

 13,396,244

 $

 22,192,739

 Total Consumer Services

 $

 31,131,583

 Media - 4.8%

 Cable & Satellite - 1.2%

 414,135

 Comcast Corp.

 $

 18,698,195

 Movies & Entertainment - 3.6%

 477,919

 The Walt Disney Co.

 $

 30,820,996

 370,992

 Time Warner, Inc.

 24,414,984

 $

 55,235,980

 Total Media

 $

 73,934,175

 Retailing - 5.5%

 Internet Retail - 1.2%

 56,906

 Amazon.com, Inc. *

 $

 17,791,092

 Department Stores - 0.6%

 206,988

 Macy's, Inc.

 $

 8,956,371

 Apparel Retail - 0.9%

 198,690

 Ross Stores, Inc.

 $

 14,464,632

 Home Improvement Retail - 2.4%

 341,671

 Lowe's Companies, Inc.

 $

 16,266,956

 265,874

 The Home Depot, Inc.

 20,166,543

 $

 36,433,499

 Specialty Stores - 0.4%

 116,100

 Dick's Sporting Goods, Inc. *

 $

 6,197,418

 Total Retailing

 $

 83,843,012

 Food & Staples Retailing - 1.2%

 Drug Retail - 1.2%

 321,408

 CVS Caremark Corp.

 $

 18,239,904

 Total Food & Staples Retailing

 $

 18,239,904

 Food, Beverage & Tobacco - 6.6%

 Soft Drinks - 1.7%

 329,380

 PepsiCo, Inc.

 $

 26,185,710

 Packaged Foods & Meats - 2.8%

 308,685

 Campbell Soup Co.

 $

 12,566,566

 260,180

 Green Mountain Coffee Roasters, Inc. *

 19,599,359

 122,073

 The Hershey Co.

 11,291,752

 $

 43,457,677

 Tobacco - 2.1%

 364,119

 Altria Group, Inc.

 $

 12,507,488

 223,892

 Philip Morris International, Inc.

 19,386,808

 $

 31,894,296

 Total Food, Beverage & Tobacco

 $

 101,537,683

 Household & Personal Products - 1.9%

 Household Products - 0.8%

 196,604

 Colgate-Palmolive Co.

 $

 11,658,617

 Personal Products - 1.1%

 238,047

 The Estee Lauder Companies, Inc.

 $

 16,639,485

 Total Household & Personal Products

 $

 28,298,102

 Health Care Equipment & Services - 4.2%

 Health Care Equipment - 0.7%

 166,245

 Covidien Plc

 $

 10,130,970

 Health Care Distributors - 0.8%

 225,989

 Cardinal Health, Inc.

 $

 11,785,326

 Health Care Services - 1.3%

 141,962

 DaVita HealthCare Partners, Inc. *

 $

 8,077,638

 200,690

 Express Scripts Holding Co. *

 12,398,628

 $

 20,476,266

 Managed Health Care - 1.4%

 181,890

 Aetna, Inc.

 $

 11,644,598

 110,769

 Humana, Inc.

 10,338,071

 $

 21,982,669

 Total Health Care Equipment & Services

 $

 64,375,231

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 3.2%

 117,267

 Celgene Corp. *

 $

 18,050,909

 308,138

 Gilead Sciences, Inc. *

 19,363,392

 159,235

 Vertex Pharmaceuticals, Inc. *

 12,073,198

 $

 49,487,499

 Pharmaceuticals - 6.3%

 124,413

 Actavis, Inc. *

 $

 17,915,472

 120,850

 AstraZeneca Plc (A.D.R.)

 6,275,740

 364,918

 Johnson & Johnson

 31,634,741

 1,139,657

 Pfizer, Inc.

 32,719,552

 217,463

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 8,215,752

 $

 96,761,257

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 146,248,756

 Banks - 4.3%

 Regional Banks - 4.3%

 252,800

 BB&T Corp.

 $

 8,532,000

 1

 First Horizon National Corp.

 11

 860,820

 KeyCorp

 9,813,348

 1,578,500

 Regions Financial Corp.

 14,616,910

 445,364

 The PNC Financial Services Group, Inc.

 32,266,622

 $

 65,228,891

 Total Banks

 $

 65,228,891

 Diversified Financials - 7.6%

 Other Diversified Financial Services - 2.6%

 821,732

 Citigroup, Inc.

 $

 39,862,219

 Consumer Finance - 0.9%

 289,865

 Discover Financial Services, Inc.

 $

 14,649,777

 Asset Management & Custody Banks - 1.5%

 48,300

 Affiliated Managers Group, Inc. *

 $

 8,821,512

 242,193

 The Carlyle Group LP

 6,229,204

 187,043

 Walter Investment Management Corp. *

 7,395,680

 $

 22,446,396

 Investment Banking & Brokerage - 2.6%

 851,600

 Morgan Stanley Co.

 $

 22,950,620

 103,388

 The Goldman Sachs Group, Inc.

 16,357,015

 $

 39,307,635

 Total Diversified Financials

 $

 116,266,027

 Insurance - 4.1%

 Life & Health Insurance - 1.3%

 242,578

 Aflac, Inc.

 $

 15,037,410

 150,330

 Unum Group

 4,576,045

 $

 19,613,455

 Multi-line Insurance - 0.9%

 453,300

 Hartford Financial Services Group, Inc.

 $

 14,106,696

 Property & Casualty Insurance - 1.9%

 172,398

 ACE, Ltd.

 $

 16,129,557

 265,563

 The Allstate Corp.

 13,424,210

 $

 29,553,767

 Total Insurance

 $

 63,273,918

 Software & Services - 9.8%

 Internet Software & Services - 4.1%

 45,026

 Google, Inc. *

 $

 39,438,724

 693,932

 Yahoo!, Inc. *

 23,010,785

 $

 62,449,509

 Data Processing & Outsourced Services - 1.1%

 85,140

 Visa, Inc.

 $

 16,270,254

 Application Software - 0.6%

 137,821

 Citrix Systems, Inc. *

 $

 9,731,541

 Systems Software - 4.0%

 1,296,712

 Microsoft Corp.

 $

 43,193,477

 574,304

 Oracle Corp.

 19,049,664

 $

 62,243,141

 Total Software & Services

 $

 150,694,445

 Technology Hardware & Equipment - 6.7%

 Communications Equipment - 1.5%

 88,802

 F5 Networks, Inc. *

 $

 7,615,660

 236,700

 Qualcomm, Inc.

 15,944,112

 $

 23,559,772

 Computer Hardware - 3.8%

 121,654

 Apple, Inc.

 $

 57,998,548

 Computer Storage & Peripherals - 1.4%

 852,120

 EMC Corp.

 $

 21,780,187

 Total Technology Hardware & Equipment

 $

 103,338,507

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductors - 1.9%

 186,404

 Analog Devices, Inc.

 $

 8,770,308

 224,840

 Maxim Integrated Products, Inc.

 6,700,232

 280,358

 Xilinx, Inc.

 13,137,576

 $

 28,608,116

 Total Semiconductors & Semiconductor Equipment

 $

 28,608,116

 Telecommunication Services - 2.4%

 Integrated Telecommunication Services - 1.6%

 508,846

 Verizon Communications, Inc.

 $

 23,742,754

 Wireless Telecommunication Services - 0.8%

 369,600

 Vodafone Group Plc (A.D.R.)

 $

 13,002,528

 Total Telecommunication Services

 $

 36,745,282

 Utilities - 2.6%

 Electric Utilities - 1.5%

 262,029

 American Electric Power Co., Inc.

 $

 11,358,957

 146,370

 NextEra Energy, Inc. *

 11,733,019

 $

 23,091,976

 Multi-Utilities - 1.1%

 491,870

 Ameren Corp.

 $

 17,136,750

 Total Utilities

 $

 40,228,726

 TOTAL COMMON STOCKS

 (Cost $1,301,101,605)

 $

 1,500,456,595

 TOTAL INVESTMENT IN SECURITIES - 97.8%

 (Cost $1,301,101,605) (a)

 $

 1,500,456,595

 OTHER ASSETS & LIABILITIES - 2.2%

 $

 32,980,030

 TOTAL NET ASSETS - 100.0%

 $

 1,533,436,625

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,303,264,940 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 204,458,556

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (7,266,901)

 Net unrealized appreciation

 $

 197,191,655

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,500,456,595

$
-

$
-

$
1,500,456,595

 Total

$
1,500,456,595

$
-

$
-

$
1,500,456,595

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2013

* Print the name and title of each signing officer under his or her signature.